Nature of the Business and Basis of Presentation - Impacts of Error on Condensed Financial Statements (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Jan. 23, 2020	Dec. 31, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Carrying Value	$ 136,691,000	$ 140,774,000
Additional paid-in capital	20,994,000	16,912,000
Accumulated deficit	(15,994,000)	(11,912,000)
Stockholders' deficit	5,000,000	5,000,000		$ 23,000	$ 0
As previously reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid-in capital		5,951,000	$ 5,121,000
Accumulated deficit		(951,000)	$ (2,000)
Evolv Technologies Holdings Inc [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Carrying Value	75,877,000	75,877,000		75,877,000		$ 72,883,000	$ 43,441,000
Additional paid-in capital	10,703,000	9,169,000				7,956,000
Accumulated deficit	(107,636,000)	(93,881,000)				(66,489,000)
Stockholders' deficit	$ (96,903,000)	(84,686,000)		$ (64,766,000)		(58,510,000)	$ (38,464,000)
Evolv Technologies Holdings Inc [Member] | As previously reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Carrying Value		75,393,000				72,399,000
Additional paid-in capital		9,921,000				8,708,000
Accumulated deficit		(94,149,000)				(66,757,000)
Stockholders' deficit		(84,202,000)				(58,026,000)
Evolv Technologies Holdings Inc [Member] | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Carrying Value		484,000				484,000
Additional paid-in capital		(752,000)				(752,000)
Accumulated deficit		268,000				268,000
Stockholders' deficit		$ (484,000)				$ (484,000)